                                                             OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  April 30, 2013
                                                     Estimated average burden
                                                     hours per response.....
                                                     10.5

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-21654

                    Pioneer Floating Rate Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer Floating
                     Rate Trust
 NQ| August 31, 2013

Ticker Symbol:  PHD

Principal Amount USD ($)	S&P/Moody's Ratings		Value

		ASSET BACKED SECURITY - 0.1% of Net Assets

		CONSUMER SERVICES - 0.1%
		Hotels, Resorts & Cruise Lines - 0.1%
170,050	BB/NR	Westgate Resorts LLC, Series 2012-2A, Class C, 9.0%, 1/20/25 (144A)	$ 171,698

		Total Consumer Services	$ 171,698

		TOTAL ASSET BACKED SECURITY
		(Cost $170,050)	$ 171,698

		COLLATERALIZED LOAN OBLIGATIONS - 2.5% of Net Assets

		BANKS - 2.5%
		Diversified Banks – 0.8%
1,000,000(b)(c)(d)	BB+/Ba2	Primus, Ltd., Series 2007-2A, Class D, 2.668%, 7/15/21 (144A)	$ 932,690
1,000,000(c)(d)	B+/Ba2	Rampart, Ltd., Series 2006-1A, Class D, 3.816%, 4/18/21 (144A)	908,270
951,289(c)(d)	CCC+/Ba3	Stanfield McLaren, Ltd., Series 2007-1A, Class B2L, 4.762%, 2/27/21 (144A)	863,741
			$ 2,704,701
		Thrifts & Mortgage Finance - 1.7%
1,000,000(c)(d)	BB+/Ba2	ACA, Ltd., Series 2007-1A, Class D, 2.618%, 6/15/22 (144A)	$ 938,370
1,000,000(c)(d)	BBB/Ba1	Goldman Sachs Asset Management Plc, Series 2007-1A, Class D, 3.015%, 8/1/22 (144A)	968,420
1,000,000(c)(d)	BBB/Baa2	Gulf Stream - Sextant, Ltd., Series 2007-1A, Class D, 2.673%, 6/17/21 (144A)	951,940
1,000,000(c)(d)	BB/Ba3	Landmark CDO, Ltd., Series 2007-9A, Class E, 3.768%, 4/15/21 (144A)	729,700
2,000,000(c)(d)	BBB/Baa3	Stone Tower, Ltd., Series 2007-6A, Class C, 1.618%, 4/17/21 (144A)	1,779,800
			$ 5,368,230
		Total Banks	$ 8,072,931

		TOTAL COLLATERALIZED LOAN OBLIGATIONS
		(Cost $7,176,721)	$ 8,072,931

		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 139.9% of Net Assets *

		AUTOMOBILES & COMPONENTS - 7.2%
		Auto Parts & Equipment - 5.2%
380,204	BB-/Ba3	Allison Transmission, Inc., New Term B-2 Loan, 3.19%, 8/7/17	$ 381,986
2,669,205	B+/NR	Allison Transmission, Inc., Term Loan B-3, 3.75%, 8/23/19	2,680,050
1,990,000	B+/B1	ARC Automotive Group, Inc., Term Loan, 6.25%, 11/15/18	1,997,463
1,729,593	B+/B3	ASP HHI Acquisition Co., Inc., Additional Term Loan, 5.0%, 10/5/18	1,749,773
828,860	B/B1	Federal-Mogul Corp., Tranche B Term Loan, 2.128%, 12/29/14	811,987
422,888	B/B1	Federal-Mogul Corp., Tranche C Term Loan, 2.128%, 12/28/15	414,279
2,751,175	B+/B1	Metaldyne LLC, USD Term Loan, 5.0%, 12/18/18	2,778,687
1,222,673	NR/NR	TI Group Automotive Systems LLC, Additional Term Loan, 5.5%, 3/28/19	1,232,990
973,850	BB/Ba2	Tomkins LLC, Term Loan B-2, 3.75%, 9/29/16	980,545
Principal Amount USD ($)	S&P/Moody's Ratings		Value
		Auto Parts & Equipment – (continued)
2,543,625	B+/NR	Tower Automotive Holdings USA, LLC, Refinancing First Lien Term Loan, 4.75%, 4/23/20	$ 2,556,343
1,096,875	B/Ba2	UCI International, Inc., (United Components), Term Loan, 5.5%, 7/26/17	1,103,045
			$ 16,687,148
		Automobile Manufacturers - 1.1%
3,302,991	BB/Ba1	Chrysler Group LLC, Term Loan B, 4.25%, 5/24/17	$ 3,349,170

		Tires & Rubber - 0.9%
3,000,000	BB/Ba1	Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/19	$ 3,022,482
		Total Automobiles & Components	$ 23,058,800

		BANKS - 0.4%
		Thrifts & Mortgage Finance - 0.4%
1,298,500	B/B1	Ocwen Loan Servicing, Initial Term Loan, 5.0%, 2/15/18	$ 1,315,949

		Total Banks	$ 1,315,949

		CAPITAL GOODS - 11.9%
		Aerospace & Defense - 4.6%
1,194,499	B+/B1	Accudyne Industries Borrower S.C.A./Accudyne Industries LLC, Refinancing Term Loan, 4.0%, 12/13/19	$ 1,189,926
618,936	B-/B2	Cadence Aerospace Finance, Inc., Term Loan, 7.5%, 5/9/18	622,030
1,044,621	B-/B2	DAE Aviation Holdings, Inc., Tranche B-1 Loan, 6.25%, 11/2/18	1,057,679
1,663,830	BBB-/Ba2	Digitalglobe, Inc., Term Loan, 3.75%, 1/31/20	1,677,557
694,846	BB-/NR	DynCorp International, Inc., Term Loan, 6.25%, 7/7/16	701,144
1,290,537	B+/B2	Hunter Defense Technologies, Inc., Term Loan, 3.52%, 8/22/14	1,248,594
1,618,181	CCC+/Caa1	IAP Worldwide Services, Inc., First Lien Term Loan, 10.0%, 12/31/15	890,000
1,567,125	B/B1	Sequa Corp., Initial Term Loan, 5.25%, 6/19/17	1,576,920
1,756,571	B+/B1	SI Organization, Inc., New Tranche B Term Loan, 5.5%, 11/22/16	1,752,180
921,918	B/B3	Sotera Defense Solutions, Inc., Term Loan B, 7.5%, 4/21/17	903,480
473,563	B/B2	Standard Aero, Ltd., Tranche B-2 Loan, 6.25%, 11/2/18	479,482
1,726,356	BB-/B1	TASC, Inc., New Tranche B Term Loan, 4.5%, 12/18/15	1,719,343
995,000	NR/NR	WP CPP Holdings LLC, First Lien Term Loan, 4.75%, 12/28/19	999,353
			$ 14,817,688
		Building Products - 2.7%
1,331,663	BB-/B1	Armstrong World Industries, Inc., Term Loan B, 3.5%, 3/15/20	$ 1,331,663
2,704,563	B/B1	CPG International I, Inc., Term Loan, 5.75%, 9/21/19	2,724,847
2,239,875	B+/B2	Custom Building Products, Inc., Term Loan, 6.0%, 12/14/19	2,259,474
1,732,533	B+/B1	Summit Materials LLC, Term B Loan, 5.0%, 1/30/19	1,739,752
820,875	B+/B1	Unifrax Holding Co., New Term B Dollar Loan, 4.25%, 11/28/18	825,184
			$ 8,880,920
		Construction & Farm Machinery & Heavy Trucks - 0.9%
480,666	BB/Ba2	Manitowoc Co., Inc., Term Loan B, 4.25%, 11/13/17	$ 482,463
870,000	BB-/Ba3	Navistar, Inc., Tranche B, Term Loan, 5.75%, 8/17/17	880,603
712,403	BB+/Ba1	Terex Corp., New U.S. Term Loan, 4.5%, 4/28/17	721,842
Principal Amount USD ($)	S&P/Moody's Ratings		Value
		Construction & Farm Machinery & Heavy Trucks (continued)
847,653	B+/B2	Waupaca Foundry, Inc., Term Loan, 4.5%, 6/29/17	$ 847,653
			$ 2,932,561
		Electrical Components & Equipment - 1.1%
2,212,650	B+/B1	Pelican Products, Inc., First Lien Term Loan, 7.0%, 7/11/18	$ 2,220,947
1,215,813	BB-/Ba2	WireCo WorldGroup, Inc., Term Loan, 6.0%, 2/15/17	1,221,892
			$ 3,442,839
		Industrial Conglomerates - 0.7%
2,241,334	B+/B2	Pro Mach, Inc., Term Loan, 5.0%, 7/6/17	$ 2,256,743

		Industrial Machinery - 1.0%
2,103,660	B+/Ba3	Ina Beteiligungsgesellschaft Mit Beschrankter Haftung, Facility C (USD), 4.25%, 1/27/17	$ 2,115,219
479,019	BB/Ba3	TriMas Co., LLC, Tranche B Term Loan, 3.75%, 10/11/19	481,414
708,225	BB-/Ba3	Xerium Technologies, Inc., New Term Loan, 6.25%, 5/17/19	713,980
			$ 3,310,613
		Trading Companies & Distributors - 0.9%
2,793,804	B+/Ba3	WESCO Distribution, Inc., Tranche B-1 Loan, 4.5%, 12/12/19	2,817,657
		Total Capital Goods	$ 38,459,021

		COMMERCIAL & PROFESSIONAL SERVICES - 6.4%
		Commercial Printing - 0.3%
791,350	NR/NR	Cenveo Corp., Term Loan B, 6.25%, 2/13/17	$ 796,296
		Diversified Support Services - 1.4%
1,067,925	B-/B2	InfoGroup, Inc., Term Loan B, 8.0%, 5/26/18	$ 962,913
1,126,166	BB-/Ba3	KAR Auction Services, Inc., Term Loan, 3.75%, 5/19/17	1,133,899
2,251,639	B-/B1	Language Line LLC, Tranche B Term Loan, 6.25%, 6/20/16	2,234,049
			$ 4,330,861
		Environmental & Facilities Services - 1.3%
1,086,250	BB+/Baa3	Convata Energy Corp., Term Loan, 3.5%, 3/28/19	$ 1,093,718
298,500	BBB-/Ba1	Progressive Waste Solutions Ltd., Term B Loan, 3.5%, 10/24/19	302,231
497,500	B-/B2	Tervita Corp., (fka CCS Corp.),Term Loan, 6.25%, 5/15/18	493,925
998,719	B+/B1	Waste Industries USA, Inc., Term Loan B, 4.0%, 3/17/17	1,003,713
1,416,568	B+/B1	WCA Waste Corp., (WCA Waste Systems, Inc.), Term Loan, 4.0%, 3/23/18	1,420,994
			$ 4,314,581
		Human Resource & Employment Services - 0.4%
1,385,739	BB-/Ba2	On Assignment, Inc., Initial Term B Loan, 3.5%, 5/15/20	$ 1,388,614
		Research & Consulting Services - 1.1%
1,452,921	B+/Ba2	Crown Castle Operating Co., New Tranche B Term Loan, 3.25%, 1/31/19	$ 1,442,672
2,257,663	BB-/Ba3	Wyle Services Corp., First Lien Term Loan, 5.0%, 3/26/17	2,243,552
			$ 3,686,224
		Security & Alarm Services - 1.9%
1,021,510	B+/Ba3	Allied Security Holdings LLC, First Lien Term Loan, 5.25%, 2/3/17	$ 1,029,172
496,250	BB/Ba1	Garda Security, Term B Loan, 4.5%, 11/13/19	500,282
Principal Amount USD ($)	S&P/Moody's Ratings		Value
		Security & Alarm Services (continued)
498,750	BB/B1	GEO Group, Inc., Term Loan, 3.25%, 4/3/20	$ 500,620
2,389,808	B/Ba3	Monitronics International, Inc., 2013 Term Loan B, 4.25%, 3/23/18	2,401,757
1,503,306	B+/B1	Protection One, Inc., 2012 Term Loan, 4.25%, 3/21/19	1,508,944
			$ 5,940,775
		Total Commercial & Professional Services	$ 20,457,351

		CONSUMER DURABLES & APPAREL - 4.8%
		Apparel, Accessories & Luxury Goods - 0.3%
1,042,315	BBB-/Ba1	PVH Corp., Tranche B Term Loan, 3.25%, 2/13/20	$ 1,046,968
		Home Furnishings - 1.0%
1,713,195	B+/B1	Serta Simmons Holdings LLC, Term Loan, 5.0%, 10/1/19	$ 1,721,762
1,469,161	BB/Ba3	Tempur Pedic International, Inc., Term Loan B, 3.5%, 3/18/20	1,457,407
			$ 3,179,169
		Homebuilding - 0.1%
1,000,000(b)(c)(e)	BBB-/Ba2	WAICCS Las Vegas 3 LLC, First Lien Term Loan, 7.75%, 7/30/09	$ 355,000
4,500,000(b)(c)(e)	BBB-/Ba2	WAICCS Las Vegas 3 LLC, Second Lien Term Loan, 13.25%, 7/30/09	–
			$ 355,000
		Housewares & Specialties - 2.7%
1,477,330	BB+/NR	Jarden Corp., New Tranche B Term Loan, 2.682%, 3/31/18	$ 1,492,085
1,741,360	BB-/Ba3	Prestige Brands, Inc., Term B-1 Loan, 3.75%, 1/31/19	1,756,162
2,305,875	B+/B1	Reynolds Group Holdings, Inc., U.S. Term Loan, 4.75%, 9/28/18	2,325,023
1,595,500	B+/B1	World Kitchen LLC, U.S. Term Loan, 5.5%, 3/4/19	1,607,466
1,507,319	B+/B1	Yankee Candle Co., Inc., Initial Term Loan, 5.25%, 4/2/19	1,521,764
			$ 8,702,500
		Textiles - 0.7%
2,132,859	NR/Ba3	Klockner Pentaplast of America, Inc., Term Loan B-1, 5.75%, 12/21/16	$ 2,148,856
		Total Consumer Durables & Apparel	$ 15,432,493

		CONSUMER SERVICES - 9.9%
		Casinos & Gaming - 1.7%
1,158,000	B-/B3	Caesars Entertainment Operating Co., Inc., Term Loan B-4, 9.5%, 10/31/16	$ 1,154,622
1,200,000	B-/B3	Caesars Entertainment Operating Co., Inc., Term Loan B-6, 5.434%, 1/28/18	1,079,250
28,184	BBB-/Ba2	Las Vegas Sands LLC, Delayed Draw I Term Loan, 2.69%, 11/23/16	28,203
140,227	BBB-/Ba2	Las Vegas Sands LLC, Tranche B Term Loan, 2.69%, 11/23/16	140,325
1,492,500	BB/Ba2	MGM Resorts International (MGM Grand Detroit LLC), Term B Loan, 3.5%, 12/20/19	1,491,257
1,473,750	BBB-/Baa3	Seminole Tribe of Florida, Initial Term Loan, 3.0%, 4/29/20	1,473,750
			$ 5,367,407
		Education Services - 2.1%
3,511,100	B+/B1	Bright Horizons Family Solutions LLC, Term B Loan, 4.0%, 1/30/20	$ 3,527,778
1,496,198	B/B1	Laureate Education, Inc., Series 2018 Extended Term Loan, 5.25%, 6/15/18	1,502,744
1,745,625	NR/B2	McGraw-Hill Global Education Holdings LLC, Term B Loan, 9.0%, 3/22/19	1,767,445
			$ 6,797,967
		Hotels, Resorts & Cruise Lines - 0.9%
1,728,125	BB-/Ba2	Seven Sea Cruises S. DE R.L., Term B-1 Loan, 4.75%, 12/21/18	$ 1,741,086
Principal Amount USD ($)	S&P/Moody's Ratings		Value
		Hotels, Resorts & Cruise Lines (continued)
915,154	B/B3	Yellowstone Mountain Club LLC, Senior First Lien Term Loan, 6.0%, 7/16/14	$ 933,457
			$ 2,674,543
		Internet Software & Services - 0.3%
992,513	B/B1	Sabre, Inc., Term B Loan, 5.25%, 2/19/19	$ 1,003,678
		Leisure Facilities - 0.8%
877,800	BB+/Ba1	Cedar Fair, LP, U.S. Term Facility, 3.25%, 3/6/20	$ 881,860
250,000	BB-/Ba3	SeaWorld Parks & Entertainment, Inc., Term B-2 Loan, 2.25%, 5/14/20	248,504

1,522,114	BB+/Ba2	Six Flags Theme Parks, Inc., Tranche B Term Loan, 5.25%, 12/20/18	$ 1,540,597
			$ 2,670,961
		Restaurants - 3.5%
1,113,585	BB/Ba3	Burger King Corp., 2012 Tranche B Term Loan, 3.75%, 9/28/19	$ 1,121,236
207,586	BB-/Ba2	DineEquity, Inc., Term B-2 Loan, 3.75%, 10/19/17	209,106
3,624,610	B+/B2	Dunkin' Brands, Inc., Term B-3 Loan, 3.75%, 2/14/20	3,628,576
2,947,188	B+/B1	Landry's, Inc., (fka Landry's Restaurants, Inc.), Term Loan B, 4.75%, 4/24/18	2,971,502
1,791,542	B/Ba3	NPC International, Inc., Term Loan, 4.5%, 12/28/18	1,804,978
1,520,538	BB-/B1	Wendy's International, Inc., Term B Loan, 3.25%, 5/15/19	1,521,964
			$ 11,257,362
		Specialized Consumer Services - 0.6%
1,995,000	BB/Baa1	Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 3.75%, 4/2/20	$ 1,968,816
		Total Consumer Services	$ 31,740,734

		DIVERSIFIED FINANCIALS - 3.5%
		Consumer Finance - 0.4%
1,224,000	B/B3	Springleaf Financial Funding Co., Initial Term Loan, 5.5%, 5/10/17	$ 1,227,213
		Investment Banking & Brokerage - 0.5%
220,000	B/B1	Duff & Phelps Corp., Initial Term Loan, 4.5%, 4/23/20	$ 220,825
750,000	NR/NR	Guggenheim Partners Investment Management Holdings LLC, Initial Term Loan, 4.25%, 7/22/20	758,203
543,139	BB-/Ba2	LPL Holdings, Inc., 2013 Incremental Tranche B Term Loan, 3.25%, 3/29/19	541,102
			$ 1,520,130
		Other Diversified Financial Services - 2.1%
1,735,783	BBB/Ba2	AWAS Finance Luxembourg 2012 SA, Term Loan, 3.5%, 7/16/18	$ 1,746,632
914,404	BBB-/B1	Fly Funding II S.a.r.l., Term Loan, 4.5%, 8/8/18	923,548
1,000,000	NR/Baa2	Kasima LLC, Term Loan, 3.25%, 5/17/21	997,500
2,050,000	B/B1	Livingston International, Inc., First Lien Initial Term B-1 Loan, 5.0%, 4/18/19	2,050,000
989,394	BB/Ba3	Ship Luxco 3 S.a.r.l. (RBS Worldpay), Facility B2A, 5.25%, 11/29/19	997,309
			$ 6,714,989
		Specialized Finance - 0.5%
1,761,150	B/B1	Mirror Bidco Corp., Term Loan, 5.25%, 12/28/19	$ 1,778,395
		Total Diversified Financials	$ 11,240,727

Principal Amount USD ($)	S&P/Moody's Ratings		Value
		ENERGY - 5.1%
		Coal & Consumable Fuels - 1.1%
900,000	B+/Ba3	Foresight Energy LLC, Term Loan, 4.5%, 8/21/20	$ 896,625
1,500,000	BB-/Ba3	Murray Energy Corp., Term Loan, 4.75%, 5/24/19	1,501,875
1,000,000	NR/NR	PT Bumi Resources Tbk, Term Loan, 18.186%, 11/7/14	1,000,000
			$ 3,398,500

		Integrated Oil & Gas - 0.2%
769,432	BBB/Baa2	Glenn Pool Oil & Gas Trust 1, Term Loan, 4.5%, 5/2/16	$ 773,280
		Oil & Gas Drilling - 0.8%
997,500	B-/B3	Offshore Group Investment, Ltd., (Vantage Delaware Holdings LLC), Second Lien Term Loan, 5.75%, 3/28/19	$ 1,011,839
1,100,000	B+/B1	Pacific Drilling SA, Term Loan, 4.5%, 6/3/18	1,107,563
497,500	B+/Ba1	Shelf Drilling Holdings, Ltd., Term Loan, 6.25%, 5/31/18	499,987
			$ 2,619,389
		Oil & Gas Equipment & Services - 1.0%
1,688,995	CCC+/B3	Frac Tech Services International, Inc., Term Loan, 8.5%, 5/6/16	$ 1,659,438
2,462,500(b)	B+/B3	Preferred Proppants LLC, Term Loan B, 9.0%, 12/15/16	1,514,438
			$ 3,173,875
		Oil & Gas Exploration & Production - 1.5%
1,600,000	BB-/Ba3	Chesapeake Energy Corp., Term Loan, 5.75%, 12/2/17	$ 1,636,301
1,516,667	B+/Ba3	EP Energy LLC, Tranche B-3 Term Loan, 3.5%, 5/24/18	1,514,298
1,600,000	B/B1	Samson Investment Co., Second Initial Term Loan, 6.0%, 9/25/18	1,615,600
			$ 4,766,199
		Oil & Gas Refining & Marketing - 0.5%
1,701,797	BB/Ba2	Pilot Travel Centers LLC, Refinancing Tranche B Term Loan, 3.75%, 3/30/18	$ 1,701,797
		Total Energy	$ 16,433,040

		FOOD & STAPLES RETAILING - 1.0%
		Food Distributors - 0.8%
2,500,000	B/B1	CSM Bakery Supplies LLC, Term Loan, 4.75%, 7/3/20	$ 2,484,375
		Food Retail - 0.2%
617,007	B+/B1	Roundy's Supermarkets, Inc., Tranche B Term Loan, 5.75%, 2/13/19	$ 607,366
		Total Food & Staples Retailing	$ 3,091,741

		FOOD, BEVERAGE & TOBACCO - 4.9%
		Agricultural Products - 0.6%
1,000,000	B/Ba3	Arysta LifeScience SPC LLC, Initial First Lien Term Loan, 4.5%, 5/29/20	$ 1,003,750
953,475	CCC+/Caa1	Arysta LifeScience SPC LLC, Initial Second Lien Term Loan, 8.25%, 11/30/20	955,859
			$ 1,959,609
		Packaged Foods & Meats - 4.3%
587,050	B/B1	AdvancePierre Foods, Inc., First Lien Term Loan, 5.75%, 7/10/17	$ 594,143
950,000	BB-/B1	Aramark Canada Ltd., Extended Canadian Term Loan B, 3.776%, 7/26/16	955,044
2,159,346	B/B1	Del Monte Foods Co., Initial Term Loan, 4.0%, 3/8/18	2,163,924
498,750	B+/Ba3	Dole Food Company, Inc., Tranche B Term Loan, 3.75%, 4/1/20	499,195
1,650,000	BB/Ba2	H.J. Heinz Co., Term B-2 Loan, 3.5%, 6/5/20	1,662,504
1,212,767	NR/B2	Hearthside Food Solutions LLC, Term Loan A, 6.5%, 6/7/18	1,218,831
Principal Amount USD ($)	S&P/Moody's Ratings		Value
		Packaged Foods & Meats (continued)
1,430,634	B+/Ba3	Michael Foods Group, Inc., Facility Term Loan B, 4.25%, 2/25/18	1,444,941
2,000,000	B-/NR	New HB Acquisition LLC, Term B Loan, 6.75%, 4/9/20	2,055,000
2,244,375	BB/Ba3	Pinnacle Foods Finance LLC, New Term Loan G, 3.25%, 4/29/20	2,225,673
891,500	BB-/B1	Windsor Quality Food Co., Ltd., Tranche B Term Loan, 5.0%, 2/16/17	891,210
			$ 13,710,465
		Total Food, Beverage & Tobacco	$ 15,670,074

		HEALTH CARE EQUIPMENT & SERVICES - 13.0%
		Health Care Equipment & Services - 0.7%
1,745,749	BB/NR	Hologic, Inc., Refinancing Tranche B Term Loan, 3.75%, 8/1/19	$ 1,757,969
482,674	BB-/Ba2	Kinetic Concepts, Inc., Dollar D-1 Term Loan, 4.5%, 5/4/18	486,496
			$ 2,244,465
		Health Care Facilities - 4.4%
1,116,865	BB/Ba2	CHS/Community Health Systems, Inc., Extended Term Loan, 3.776%, 1/25/17	$ 1,124,282
2,448,472	BB/Ba3	HCA, Inc., Tranche B-4 Term Loan, 2.932%, 5/1/18	2,450,002
3,471,473	BB/NR	HCA, Inc., Tranche B-5 Term Loan, 3.026%, 3/31/17	3,475,541
1,613,019	B/Ba3	Iasis Healthcare LLC, Term B-2 Loan, 4.5%, 5/3/18	1,624,614
1,093,740	B+/Ba3	Kindred Healthcare, Inc., Term B-1 Loan, 4.25%, 6/1/18	1,092,373
1,492,509	B/B2	RCHP, Inc., 2013 First Lien Term Loan, 7.0%, 11/4/18	1,488,778
941,501	B+/Ba2	Select Medical Corp., Tranche B Term Loan, 4.0%, 6/1/18	945,416
498,750	B/B1	United Surgical Partners International, Inc., New Tranche B Term Loan, 4.75%, 4/3/19	503,114
589,727	BB+/B2	Universal Health Services, Inc., Tranche B-1 Term Loan, 2.434%, 11/15/16	593,593
648,375	BB-/Ba2	Vanguard Health Holding Company II LLC, Term B Loan, 3.75%, 1/29/16	649,591
			$ 13,947,304
		Health Care Services - 5.9%
626,996	B+/B2	AccentCare, Inc., Term Loan, 6.5%, 12/22/16	$ 346,415
550,000	B+/Ba3	Alliance Healthcare Services, Inc., Initial Term Loan, 4.25%, 6/3/19	551,375
791,025	B+/B1	Ardent Medical Services, Inc., First Lien Term Loan, 6.75%, 7/2/18	794,486
875,000	B+/Ba3	BSN Medical Luxembourg Holding, S.a.r.l. (P & F Capital), Facility Term Loan B-1A, 4.0%, 8/28/19	879,922
2,187,529	B-/B3	CCS Medical, Inc., First Lien Loan, 8.25%, 3/31/15	2,149,248
957,050(f)	CCC/Caa2	CCS Medical, Inc., Second Lien Term Loan, 3.25%, 3/31/16	868,522
1,393,000	BB-/Ba2	Davita HealthCare Partners, Inc., Term Loan B2, 4.0%, 11/1/19	1,401,457
1,194,412	B+/B1	Emergency Medical Services Corp., Initial Term Loan, 4.0%, 5/25/18	1,198,677
1,383,638	B+/B1	Gentiva Health Services, Inc., Term Loan B-1, 6.5%, 8/17/16	1,385,656
770,005	B/B2	Inventiv Health, Inc., Consolidated Term Loan, 7.5%, 8/4/16	754,124
2,487,750	B+/B1	National Mentor Holdings, Inc., Tranche B-1 Term Loan, 6.5%, 2/9/17	2,518,846
400,000	B/B2	National Surgical Hospitals, Inc., Term Loan, 5.75%, 8/1/19	400,250
2,107,000	D/NR	Rural/Metro Operating Co., LLC, First Lien Term Loan, 5.75%, 6/30/18	2,000,333
Principal Amount USD ($)	S&P/Moody's Ratings		Value
		Health Care Services (continued)
1,250,000	B/B2	Steward Health Care System LLC, Term Loan, 6.75%, 4/10/20	1,221,875
562,175	B/B2	Surgery Center Holdings, Inc., First Lien Term Loan, 6.0%, 4/11/19	564,986
606,912	B/B1	Valitas Health Services, Inc., Term Loan B, 5.75%, 6/2/17	606,153
2,193,750	B+/B1	Virtual Radiologic Corp., Term Loan A, 7.75%, 12/22/16	1,436,906
			$ 19,079,231

		Health Care Supplies - 0.2%
713,646	B+/NR	Alere, Inc., Term Loan B, 5.5%, 6/30/17	$ 718,775
		Health Care Technology - 1.4%
727,198	B+/Ba3	ConvaTec, Inc., Dollar Term Loan, 5.0%, 12/22/16	$ 732,949
2,113,303	BB-/Ba3	Emdeon, Inc., Term B-2 Loan, 3.75%, 11/2/18	2,121,228
629,042	BB-/Ba3	MedAssets, Inc., Term B Loan, 4.0%, 12/13/19	631,692
1,081,374	CCC/Caa3	Medical Card System, Inc., Term Loan, 3.0%, 9/17/15	1,016,492
			$ 4,502,361
		Managed Health Care - 0.4%
710,049	B+/B2	MMM Holdings, Inc., MMM Term Loan, 9.75%, 12/12/17	$ 714,487
516,398	NR/B2	MSO of Puerto Rico, Inc., Term Loan, 9.75%, 12/12/17	516,398
			$ 1,230,885
		Total Health Care Equipment & Services	$ 41,723,021

		HOUSEHOLD & PERSONAL PRODUCTS - 3.7%
		Household Products - 2.4%
200,000	B+/B1	Berlin Packaging LLC, 2013 First Lien Term Loan, 4.75%, 4/2/19	$ 201,437
1,130,000	BB/Ba3	Spectrum Brands, Inc., Tranche C Term Loan, 2.75%, 8/13/19	1,132,396
1,036,329	B/Ba3	Spectrum Brands, Inc., Term Loan, 4.5%, 12/17/19	1,045,397
988,330	BB-/B1	SRAM LLC, First Lien Term Loan, 5.25%, 4/10/20	985,847
265,016	B/B1	Waddington North America, Inc., Term Loan 2013, 4.5%, 6/7/20	266,175
3,781,910	B-/B2	Wash MultiFamily Laundry Systems LLC, U.S. Term Loan, 6.25%, 2/21/19	3,800,820
143,959	B/B1	WNA Holdings, Inc., Term Loan, 4.5%, 6/7/20	144,589
			$ 7,576,661
		Personal Products - 1.3%
2,094,571	BB-/NR	NBTY, Inc., B-2 Term Loan, 3.5%, 10/1/17	2,110,595
2,088,281	B+/Ba2	Revlon Consumer Products Corp., Replacement Term Loan, 4.0%, 11/20/17	2,096,112
			$ 4,206,707
		Total Household & Personal Products	$ 11,783,368

		INSURANCE - 3.5%
		Insurance Brokers - 1.7%
995,000	B/B1	AmWins Group LLC, Term Loan, 5.0%, 9/6/19	$ 1,001,219
4,315,754	B+/B1	HUB International, Ltd., 2017 Initial Term Loan, 3.682%, 6/13/17	4,329,689
			$ 5,330,908
		Life & Health Insurance - 0.3%
927,198	BB-/Ba3	CNO Financial Group, Inc., Tranche B-2 Term Loan, 3.75%, 9/28/18	$ 932,993
		Multi-Line Insurance - 0.1%
497,500	B-/B1	Alliant Holdings I LLC, Initial Term Loan, 5.0%, 12/20/19	$ 500,295
		Property & Casualty Insurance - 1.4%
2,461,581	B-/B2	Confie Seguros Holding II Co., First Lien Term Loan B, 6.5%, 11/9/18	$ 2,473,889
Principal Amount USD ($)	S&P/Moody's Ratings		Value
		Property & Casualty Insurance (continued)
1,965,125	B-/B1	USI, Inc., Initial Term Loan, 5.0%, 12/27/19	$ 1,978,389
			$ 4,452,278
		Total Insurance	$ 11,216,474

		MATERIALS - 12.0%
		Aluminum - 1.1%
1,367,688	B/B1	Noranda Aluminum Acquisition Corp., Term Loan B, 5.75%, 2/28/19	$ 1,302,722
2,193,775	BB-/Ba2	Novelis, Inc., Initial Term Loan, 3.75%, 3/10/17	2,196,517
			$ 3,499,239
		Commodity Chemicals - 0.6%
1,185,045	BB-/B1	Taminco Global Chemical Corp., Tranche B-2 Dollar Term Loan, 4.25%, 2/15/19	$ 1,195,785
825,429	BBB-/Ba2	Tronox Pigments (Netherlands) B.V., Closing DateTerm Loan, 4.5%, 3/19/20	835,059
			$ 2,030,844
		Diversified Chemicals - 2.8%
2,508,150	B+/B1	Axalta Coating Systems Dutch Holding B B.V. & Axalta Coating Systems U.S. Holdings, Inc., Initial Term B Loan, 4.75%, 2/1/20	$ 2,528,373
327,462	BBB/Ba1	Celanese U.S. Holdings LLC, Dollar Term Loan C, 3.023%, 10/31/16	331,646
647,725	BBB-/Ba1	Eagle Spinco, Inc., Term Loan, 3.5%, 1/28/17	655,822
981,132	B/B1	General Chemical Corp., New Tranche B Term Loan, 5.75%, 10/6/15	987,571
1,228,551	BB-/B1	Ineos U.S. Finance LLC, Cash Dollar Term Loan, 4.0%, 5/4/18	1,220,873
1,857,250	B/B2	Nexeo Solutions LLC, Initial Term Loan, 5.0%, 9/8/17	1,845,642
1,433,263	B+/B2	Univar, Inc., Term Loan B, 5.0%, 6/30/17	1,405,270
			$ 8,975,197
		Diversified Metals & Mining - 0.6%
121,336	BB+/Ba1	SunCoke Energy, Inc., Tranche B Term Loan, 4.0%, 7/26/18	$ 121,033
1,029,000	BB-/NR	U.S. Silica Co., Term Loan, 3.23%, 7/23/20	1,031,572
877,527	B+/B2	Walter Energy, Inc., Term Loan B, 6.75%, 4/2/18	835,374
			$ 1,987,979
		Metal & Glass Containers - 1.2%
2,206,024	B/B1	BWAY Holding Co., Initial Term Loan, 4.5%, 8/6/17	$ 2,228,084
1,611,296	B/B1	Tank Holding Corp., Initial Term Loan, 5.5%, 7/9/19	1,607,268
			$ 3,835,352
		Paper Packaging - 0.9%
1,496,183	B/B2	Exopack LLC/Cello-Foil Products, Inc., Term Loan B, 5.0%, 5/31/17	$ 1,511,145
1,342,107	BB/Ba1	Sealed Air Corp., Facility Term Loan B-1, 4.0%, 10/3/18	1,358,548
			$ 2,869,693
		Paper Products - 1.2%
3,500,000	B+/Ba3	Appvion, Inc., Term Commitment, 6.75%, 6/28/19	$ 3,500,000
300,000	BB-/Ba3	Ranpak Corp., USD First Lien Term Loan, 4.5%, 4/23/19	302,250
			$ 3,802,250
		Precious Metals & Minerals - 0.6%
1,823,891	BB-/B1	Fairmount Minerals, Ltd., Tranche B Term Loan, 5.25%, 3/15/17	$ 1,826,551
		Specialty Chemicals - 1.7%
2,776,724	BB+/Ba1	Chemtura Corp., Facility Term Loan, 5.5%, 8/29/16	$ 2,801,020
Principal Amount USD ($)	S&P/Moody's Ratings		Value
		Specialty Chemicals (continued)
153,156	BB+/Ba1	Huntsman International LLC, Extended Term B Loan, 2.729%, 4/19/17	153,744
392,393	B-/Caa1	Macdermid, Inc., Second Lien Term Loan, 7.75%, 12/7/20	398,278

	1,990,000	B+/B2	PQ Corp. Term Loan, 4.5%, 8/7/17	$ 2,003,992
				$ 5,357,034
			Steel - 1.3%
	496,250	B/B1	Essar Steel Algoma, Inc., Term Loan, 8.75%, 9/19/14	$ 506,382
	2,978,744	BB+/Ba1	FMG Resources (August 2006) Pty, Ltd., Term Loan, 5.25%, 10/18/17	2,993,843
	887,412	BB-/B1	JMC Steel Group, Inc., Term Loan, 4.75%, 4/1/17	889,630
				$ 4,389,855
			Total Materials	$ 38,573,994

			MEDIA - 17.6%
			Advertising - 2.6%
	922,688	B+/NR	Acosta, Inc., Term Loan D, 5.0%, 3/2/18	$ 930,530
	1,806,921	B+/Ba3	Advantage Sales & Marketing, Inc., First Lien Term Loan, 4.25%, 12/18/17	1,818,968
	3,136,397	B-/B2	Affinion Group, Inc., Tranche B Term Loan, 6.5%, 10/9/16	3,023,192
	2,039,750	B/B1	Crossmark Holdings, Inc., First Lien Term Loan, 4.5%, 12/20/19	2,033,376
	497,500	B/B1	Getty Images, Inc., New Initial Term Loan, 4.75%, 10/18/19	480,709
	77,091	BB+/Baa3	Lamar Media Corp., Term Loan B, 4.0%, 12/30/16	77,412
				$ 8,364,187
			Broadcasting - 5.6%
	360,903	BB-/Ba3	Entercom Radio LLC, Term B-1 Loan, 5.0%, 11/23/18	$ 365,339
	1,920,181	B/B2	FoxCo Acquisition Sub LLC, Initial Term Loan, 5.5%, 7/14/17	1,933,767
	201,618	B+/NR	Hubbard Radio LLC, First Lien Term Loan, 4.5%, 4/29/19	202,711
	1,920,000	NR/Ba3	MCC Iowa LLC, Tranche H Term Loan, 3.25%, 1/29/21	1,911,888
	1,417,875	B/B1	NEP/NCP Holdco, Inc., Refinanced First Lien New Term Loan, 4.75%, 1/22/20	1,427,180
	937,333	B/B2	Salem Communications Corp., Term Loan, 4.5%, 3/13/20	945,144
	1,038,990	BB+/Ba1	Sinclair Television Group, Inc., Tranche B Term Loan, 3.0%, 4/9/20	1,041,068
	742,514	B+/Ba3	Truven Health Analytics, Inc., Tranche B Term Loan, 4.5%, 6/6/19	745,521
	1,762,544	B+/Ba3	TWCC Holding Corp., Term Loan, 3.5%, 2/13/17	1,771,357
	7,748,869	B+/B2	Univision Communications, Inc., Converted Extended First-Lien Term Loan, 4.5%, 3/1/20	7,744,026
				$ 18,088,001
			Cable & Satellite – 6.4%
	7,006,250	BB-/Ba2	Cequel Communications LLC, Term Loan, 3.5%, 2/14/19	$ 7,025,503
	2,045,000	BB+/Baa3	Charter Communications Operating LLC, Term F Loan, 3.0%, 12/31/20	2,031,325
	1,200,000	BB+/NR	Kabel Deutschland Gmbh, Facility Term Loan F-1, 3.25%, 2/1/19	1,200,965
	1,736,875	NR/NR	MCC Iowa LLC, Tranche G Term Loan, 4.0%, 1/20/20	1,740,840
	3,467,520	BB-/Ba3	Telesat Canada, U.S. Term B-2 Loan, 3.5%, 3/28/19	3,477,923
GBP	400,000	BB-/Ba3	Virgin Media Investment Holdings, Ltd., GBP Term Loan C, 4.5%, 6/8/20	623,623
	1,660,000	BB-/Ba3	Virgin Media Investment Holdings, Ltd., New Term Loan B, 3.5%, 6/8/20	1,654,378
	2,785,913	B/B1	WideOpenWest Finance LLC, Term Loan B, 4.75%, 4/1/19	2,811,379
				$ 20,565,936
	Principal Amount USD ($)	S&P/Moody's Ratings		Value
			Movies & Entertainment - 2.1%
	1,184,629	BB-/Ba2	AMC Entertainment, Inc. Initial Term Loan, 3.5%, 4/30/20	$ 1,187,499
	1,250,000	B+/B1	Aufino Pty, Ltd. /U.S. Finco LLC (Hoyts Group), Term Loan B, 4.0%, 5/30/20	1,252,604
	908,859	NR/Baa3	Cinedigm Digital Funding I LLC, Term Loan, 3.75%, 2/28/18	912,268
	653,503	NR/NR	Lodgenet Interactive Corp., Term Loan, 6.75%, 3/28/18	$ 393,193

	1,100,000	BB+/Ba1	Seminole Hard Rock Entertainment, Inc., Term Loan B, 3.5%, 5/14/20	1,100,687
	2,062,500	NR/Ba3	WMG Acquisitions Corp., Tranche B Refinancing Term Loan, 3.75%, 7/1/20	2,066,367
				$ 6,912,618
			Publishing - 0.9%
	966,667(b)	CCC+/Caa2	Cengage Learning Acquisitions, Inc., Term Loan, 4.75%, 7/3/14	$ 696,805
	1,612,340	B+/Ba3	Interactive Data Corp., Refinanced Term Loan, 3.75%, 2/11/18	1,611,668
	496,254	BB-/Ba3	MTL Publishing LLC, Term Loan B, 4.25%, 6/29/18	498,943
				$ 2,807,416
			Total Media	$ 56,738,157

			PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.9%
			Biotechnology – 2.1%
	935,500	BB+/Ba3	Alkermes, Inc., 2019 Term Loan, 3.5%, 9/25/19	$ 937,839
	2,757,875	BB/B2	Aptalis Pharma, Inc., Term Loan B-1, 5.5%, 2/10/17	2,771,664
	1,514,758	BB+/Ba1	Grifols, Inc., New U.S. Tranche B Term Loan, 4.25%, 6/1/17	1,528,113
	271,144	BBB-/Ba3	Warner Chilcott Corp., Additional Term B-1 Loan, 4.25%, 3/15/18	271,822
	622,855	BBB-/Ba3	Warner Chilcott Corp., Term B-1 Loan, 4.25%, 3/15/18	624,413
	490,821	BBB-/Ba3	WC Luxco S.a.r.l., Term B-3 Loan, 4.25%, 3/15/18	492,048
				$ 6,625,899
			Pharmaceuticals - 1.8%
	2,958,416(f)	CCC+/NR	Graceway Pharmaceuticals LLC, Mezzanine Term Loan, 14.0%, 11/1/13	$ 8,322
	500,000	B+/B1	Harvard Drug Group, LLC Term Loan, 5.0%, 8/16/20	502,500
	1,382,332	NR/NR	K-V Pharmaceutical Co., DIP Facility, 11.25%, 12/27/13	1,340,863
	833,982	B+/B2	Medpace Intermediateco, Inc., Term Loan B, 5.25%, 6/19/17	836,067
	1,488,769	B+/B1	Par Pharmaceutical Co., Inc., Term B-1 Loan, 4.25%, 9/30/19	1,486,132
	990,000	BBB-/Ba1	Valeant Pharmaceuticals International, Inc., Series C-1 Tranche B Term Loan, 4.375%, 12/11/19	995,255
	742,500	BBB-/Ba1	Valeant Pharmaceuticals International, Inc., Series D-1 Tranche B Term Loan, 4.375%, 2/13/19	746,276
				$ 5,915,415
			Total Pharmaceuticals, Biotechnology & Life Sciences	$ 12,541,314

			REAL ESTATE - 1.1%
			Diversified Real Estate Activities - 0.1%
	498,750	BB/Ba1	CBRE Services, Inc., Tranche B Term Loan, 2.937%, 3/28/21	$ 499,997
			Real Estate Services - 1.0%
	1,642,373	BB-/B1	Altisource Solutions, S.a.r.l, Term Loan B, 5.75%, 11/27/19	$ 1,653,665
	Principal Amount USD ($)	S&P/Moody's Ratings		Value
			Real Estate Services (continued)
	1,493,077	B/B1	GCA Services Group, Inc., First Lien Initial Term Loan, 5.25%, 11/1/19	1,499,609
				$ 3,153,274
			Total Real Estate	$ 3,653,271

			RETAILING - 3.0%
			Apparel Retail – 0.9%
	2,344,824	B-/B2	Gymboree Corp., Term Loan, 5.0%, 2/23/18	$ 2,260,558
	538,315	NR/NR	Johnny Appleseed's, Inc., First Lien Second Out Term Loan, 6.5%, 4/25/16	508,708
	149,628	NR/NR	Johnny Appleseed's, Inc., Junior Term Loan, 8.0%, 4/25/17	141,398
				$ 2,910,664
			Automotive Retail - 0.5%
	721,811	BB/Ba1	Avis Budget Car Rental LLC, Tranche B Term Loan, 3.0%, 3/15/19	721,811
	995,000	BB/Ba1	Hertz Corp., Tranche B-1 Term Loan, 3.75%, 3/11/18	998,731
				$ 1,720,542
			Computer & Electronics Retail - 0.6%
	1,826,479	B/B2	Targus Group International, Inc., Term Loan, 12.0%, 5/24/16	$ 1,835,611
			Distributors – 0.2%
	685,000	B+/B2	Spin Holdco, Inc., Initial First Lien Term Loan, 4.25%, 11/14/19	$ 688,596
			Home Improvement Retail - 0.8%
	748,125	B/B1	Apex Tool Group LLC, Term Loan, 4.5%, 1/31/20	$ 752,041
	1,866,843	B/Ba3	Hillman Group, Inc., Term Loan, 4.25%, 5/28/17	1,884,345
				$ 2,636,386
			Total Retailing	$ 9,791,799

			SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.3%
			Semiconductor Equipment - 0.7%
	1,831,196	BB-/B1	Aeroflex, Inc., Tranche B-1 Term Loan, 4.5%, 11/9/19	$ 1,848,364
	515,455	BBB-/Baa3	Sensata Technology BV/Sensata Technology Finance Co., LLC, Term Loan, 3.75%, 5/12/18	519,965
				$ 2,368,329
			Semiconductors - 0.6%
	1,943,844	BB/NR	Microsemi Corp., Term Loan B, 3.75%, 2/19/20	$ 1,954,374
			Total Semiconductors & Semiconductor Equipment	$ 4,322,703

			SOFTWARE & SERVICES - 10.3%
			Application Software - 5.8%
	1,391,453	BB-/NR	Applied Systems, Inc., First Lien Term Loan, 4.25%, 12/8/16	$ 1,401,889
	2,300,000	NR/NR	Applied Systems, Inc., Second Lien Term Loan, 8.25%, 6/8/17	2,325,158
	1,000,000	BB-/B1	Epiq Systems, Inc., Term Loan, 3.75%, 8/27/20	1,000,000
	3,342,959	B-/Ba3	Expert Global Solutions, Inc., Advance First Lien Term Loan B, 8.5%, 4/3/18	3,418,176
	952,938	NR/B2	Houghton Mifflin Holdings., Term Loan, 5.25%, 5/22/18	960,680
	1,087,762	B+/Ba3	Infor (U.S.), Inc., Tranche B-2 Term Loan, 5.25%, 4/5/18	1,095,241
	1,546,017	BB+/NR	Nuance Communications, Inc., Term Loan C, 2.94%, 8/7/19	1,552,453
	1,509,527	B+/B1	Serena Software, Inc., Extended 2016 Term Loan, 4.184%, 3/10/16	1,479,336
	2,391,609	BB-/B1	Verint Systems, Inc., Term Loan, 4.0%, 9/6/19	2,405,062
	1,000,000	CCC+/Caa1	Vertafore, Inc., Second Lien Term Loan, 9.75%, 10/29/17	1,020,500
	1,902,842	B+/B1	Vertafore, Inc., Term Loan, 4.25%, 10/3/19	1,914,734
				$ 18,573,229

	Principal Amount USD ($)	S&P/Moody's Ratings		Value

Data Processing & Outsourced Services - 1.2%
	60,879	B+/B1	First Data Corp., 2017 Dollar Term Loan, 4.184%, 3/24/17	$ 60,470
	1,000,000	B+/NR	First Data Corp., 2018 B Term Loan, 4.184%, 9/24/18	990,000
	802,493	B+/B1	First Data Corp., 2018 Dollar Term Loan, 4.184%, 3/23/18	796,850
	1,865,625	BB+/Ba2	Genpact, Ltd., Term Loan, 3.5%, 8/30/19	1,871,067
$ 3,718,387
Internet Software & Services - 0.1%
	391,000	BB+/Ba3	Autotrader.com, Inc., Tranche B-1 Term Loan, 4.0%, 12/15/16	$ 394,747
IT Consulting & Other Services - 1.7%
	1,985,000	BBB-/Baa3	Booz Allen Hamilton, Inc., Initial Tranche B Term Loan, 3.75%, 7/31/19	$ 1,988,309
	1,243,750	B+/B1	Deltek, Inc., First Lien Term Loan, 5.0%, 10/10/18	$ 1,248,803
	497,500	B/Ba3	Kronos, Inc., First Lien Incremental Term Loan, 4.5%, 10/30/19	500,920
	1,800,140	BB/Ba3	SunGuard Data Systems, Inc., Tranche C Term Loan, 3.936%, 2/28/17	1,808,836
$ 5,546,868
Systems Software - 1.5%
	906,059	BBB-/Ba2	Dealer Computer Services, Inc., Tranche B Term Loan, 2.183%, 4/21/16	$ 913,980
	2,034,900	BB/Ba2	Rovi Solutions Corp., Tranche B-3 Term Loan, 3.5%, 3/29/19	2,034,900
	2,000,000	B+/B1	Stoneriver Group, LP, Initial First Lien Term Loan, 4.5%, 11/30/19	1,995,000
$ 4,943,880
			Total Software & Services	$ 33,177,111

TECHNOLOGY HARDWARE & EQUIPMENT - 4.0%
Communications Equipment - 1.8%
	1,488,750	B+/B1	Audio Visual Services Group, Inc., First Lien Term Loan, 6.75%, 11/9/18	$ 1,511,081
	947,252	B/B1	Avaya, Inc., Term B-5 Loan, 8.0%, 3/31/18	898,113
	975,038	BB/Ba3	CommScope, Inc., Tranche 2 Term Loan, 3.75%, 1/14/18	978,841
	2,305,366	BBB-/Ba3	Riverbed Technology, Inc., Term Loan, 4.0%, 12/18/19	2,326,690
$ 5,714,725
Electronic Components - 1.3%
	1,310,000	B+/B2	Generac Power Systems, Inc., Term Loan, 3.5%, 5/31/20	1,301,797
	1,578,455	B/B2	Scitor Corp., Term Loan, 5.0%, 2/15/17	1,550,832
	1,375,000	B/B2	Securus Technologies Holdings, Inc., Initial First Lien Term Loan, 4.75%, 4/30/20	1,357,239
$ 4,209,868
Electronic Equipment & Instruments - 0.3%
	987,374	B+/Ba3	Sensus USA, Inc., Term Loan, 4.75%, 5/9/17	$ 978,117
Electronic Manufacturing Services - 0.2%
	586,447	B+/B2	Clover Technologies Group LLC, (Clover Holdings, Inc.), Term Loan, 7.75%, 5/7/18	$ 586,814

Technology Distributors - 0.4%
	1,284,706	BB-/B1	Excelitas Technologies Corp., New Term Loan B, 5.0%, 11/29/16	$ 1,291,130
			Total Technology Hardware & Equipment	$ 12,780,654

	Principal Amount USD ($)	S&P/Moody's Ratings		Value
TELECOMMUNICATION SERVICES - 2.1%
Integrated Telecommunication Services - 1.5%
	870,000	BB+/Baa3	TW Telecom Holdings, Inc., (fka Time Warner Telecom Holdings, Inc.), Term Loan B Loan, 2.69%, 4/17/20	$ 872,610
	1,122,180	B+/Ba3	West Corp., Term B-7 Loan, 3.25%, 7/15/16	1,131,438
	1,620,449	BB/Ba3	West Corp., Term B-8 Loan, 3.75%, 6/30/18	1,624,332
	1,243,750	BB+/Baa3	Windstream Corp., Tranche B-4 Term Loan, 3.5%, 1/23/20	1,246,984
$ 4,875,364
Wireless Telecommunication Services - 0.6%
	1,955,250	BB-/B1	Syniverse Holdings, Inc., Initial Term Loan, 5.0%, 4/23/19	$ 1,968,692
			Total Telecommunication Services	$ 6,844,056

TRANSPORTATION - 5.2%
Air Freight & Logistics - 0.9%
	497,500	B/B2	Air Medical Group Holdings, Inc., Term Loan B-1, 6.5%, 6/30/18	$ 507,450
	300,000	B/B1	Ceva Group Plc, Dollar Tranche B Pre-Funded L/C, 0.176%, 8/31/16	282,375
	1,200,000	CCC+/Caa1	Ceva Group Plc, Tranche B Term Loan, 5.266%, 8/31/16	1,142,100
	1,065,000	B-/B2	Ozburn-Hessey Holding Co., LLC, Term Loan, 6.75%, 5/23/19	$ 1,071,656
$ 3,003,581
Airlines - 3.2%
	830,875	BB-/Ba3	Allegiant Travel Co., Term Loan, 5.75%, 3/10/17	$ 837,107
	3,000,000	NR/NR	American Airlines, Inc., Class B Term Loan, 4.75%, 6/27/19	2,973,750
	249,375	BB-/Ba2	Continental Airlines, Inc., (United Air Lines, Inc.), Class B Term Loan, 4.0%, 4/1/19	250,714
	1,492,500	B+/Ba2	Delta Air Lines, Inc., Term B-1 Loan, 4.0%, 10/18/18	1,499,957
	1,323,000	BB/Ba1	Delta Air Lines, Inc., Term Loan, 4.25%, 4/20/17	1,332,585
	1,293,750	B+/B2	U.S. Airways, Inc., B1 Term Loan, 4.25%, 5/23/19	1,282,026
	2,156,250	B+/B2	U.S. Airways, Inc., B2 Term Loan, 3.5%, 11/23/16	2,155,577
$ 10,331,716
Marine - 0.3%
	997,500	CCC/B3	Commercial Barge Line Co., Initial First Lien Term Loan, 7.5%, 9/22/19	$ 955,106
Marine Ports & Services - 0.4%
	1,150,000	B/B3	Lineage Logistics LLC, Term Loan, 4.5%, 4/26/19	$ 1,150,000
Trucking - 0.4%
	1,216,617	NR/Ba2	Swift Transportation Co., LLC, Tranche B-2 Term Loan, 4.0%, 12/21/17	$ 1,226,958
			Total Transportation	$ 16,667,362

UTILITIES - 4.1%
Electric Utilities – 1.8%
	2,250,000	BB/Ba3	Calpine Construction Finance Company, LP, Term B-1 Loan, 3.0%, 5/3/20	$ 2,227,813
	1,195,750	BB-/Ba3	Star West Generation LLC, Term B Advance, 4.25%, 3/13/20	1,207,707

	3,506,137	CCC/Caa3	Texas Competitive Electric Holdings Co., LLC, 2017 Term Loan, 4.766%, 10/10/17	2,383,079
$ 5,818,599
Independent Power Producers & Energy Traders - 2.3%
	1,249,750	BB+/Ba1	AES Corp., Initial Term Loan, 3.75%, 6/1/18	$ 1,261,858
	1,686,188	BB-/B1	Calpine Corp., Term Loan, 4.0%, 4/1/18	1,694,423
	Principal Amount USD ($)	S&P/Moody's Ratings		Value
Independent Power Producers & Energy Traders (continued)
	496,250	BB-/B1	Calpine Corp., Term Loan, 4.0%, 10/9/19	498,537
	1,076,923	BB-/B2	Dynegy, Inc., Tranche B-2 Term Loan, 4.0%, 4/23/20	1,072,481
	1,241,838	BB-/Baa3	NRG Energy, Inc., 2013 Term Loan, 2.75%, 7/1/18	1,235,862
	1,500,000	NR/NR	STI Infrastructure S.a.r.l., Term Loan, 5.25%, 6/30/20	1,481,250
$ 7,244,411
			Total Utilities	$ 13,063,010

TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
			(Cost $459,903,083)	$ 449,776,224

CLAIMS - 0.0%† of Net Assets

TRANSPORTATION - 0.0%†
Airlines - 0.0%†
	1,200,000(a)(g)	NR/NR	Northwest Airlines, Inc., ALPA Claim-Escrow, 0.0%	$ –
	2,500,000(a)(g)	NR/NR	Northwest Airlines, Inc., Bell Atlantic Claim-Escrow, 0.0%	–
	2,500,000(a)(g)	NR/NR	Northwest Airlines, Inc., EDC Claim-Escrow, 0.0%	–
	2,130,600(a)(g)	NR/NR	Northwest Airlines, Inc., Flight Attendant Claim-Escrow, 0.0%	–
	1,500,000(a)(g)	NR/NR	Northwest Airlines, Inc., GE Claim-Escrow, 0.0%	–
	1,264,500(a)(g)	NR/NR	Northwest Airlines, Inc., IAM Claim-Escrow, 0.0%	–
	1,404,900(a)(g)	NR/NR	Northwest Airlines, Inc., Retiree Claim-Escrow, 0.0%	–
			Total Transportation	$ –

TOTAL CLAIMS
			(Cost $0)	$ –

CORPORATE BONDS & NOTES - 4.1% of Net Assets

BANKS - 0.3%
Diversified Banks - 0.3%
	1,000,000(d)	BBB/Baa2	Intesa Sanpaolo S.p.A., 2.662%, 2/24/14 (144A)	$ 1,002,785

			Total Banks	$ 1,002,785

CAPITAL GOODS - 1.0%
Aerospace & Defense - 0.6%
	1,850,000	BB-/Ba3	Spirit Aerosystems, Inc., 7.5%, 10/1/17	$ 1,926,312

Construction & Farm Machinery & Heavy Trucks - 0.4%
	1,000,000	B+/B3	Manitowoc Co., Inc., 9.5%, 2/15/18	$ 1,077,500

			Total Capital Goods	$ 3,003,812

DIVERSIFIED FINANCIALS - 0.2%
Consumer Finance - 0.1%
	200,000	BBB/Baa1	Capital One Financial Corp., 7.375%, 5/23/14	$ 209,429

Other Diversified Financial Services - 0.1%
	500,000(d)	BBB-/NR	Vita Capital V, Ltd., 2.804%, 1/15/17 (144A)	$ 509,900

			Total Diversified Financials	$ 719,329

ENERGY - 0.9%
Oil & Gas Drilling - 0.1%
	250,000	B-/B3	Offshore Group Investment, Ltd., 7.5%, 11/1/19	$ 260,000

	Principal Amount USD ($)	S&P/Moody's Ratings		Value
Oil & Gas Exploration & Production - 0.8%
	2,490,000	BB/B1	Denbury Resources, Inc., 8.25%, 2/15/20	$ 2,739,000

			Total Energy	$ 2,999,000

HEALTH CARE EQUIPMENT & SERVICES - 0.7%
Health Care Equipment & Services - 0.3%
	903,000	B+/B2	Physio-Control International, Inc., 9.875%, 1/15/19 (144A)	$ 997,815

Health Care Supplies – 0.4%
	6,935,154(a)(c)	NR/NR	Azithromycin Royalty Sub LLC, 16.0%, 5/15/19	$ 1,109,625

			Total Health Care Equipment & Services	$ 2,107,440

INSURANCE - 0.7%
Reinsurance - 0.7%
	250,000(d)	BB-/NR	Atlas Reinsurance VII, Ltd., 8.144%, 1/7/16 (144A)	$ 253,225
	500,000(d)	NR/Baa1	Combine Re, Ltd., 4.52%, 1/7/15 (144A)	516,400
	250,000(d)	BB/NR	East Lane Re V, Ltd., 9.02%, 3/16/16 (144A)	269,450
	500,000(d)	BB/NR	Lodestone Re, Ltd., 6.02%, 1/8/14 (144A)	500,250
	250,000(d)	BB/NR	Mystic Re, Ltd., 9.02%, 3/12/15 (144A)	260,975
	250,000(d)	B+/NR	Mythen Re, Ltd. Series 2012-2 Class A, 8.613%, 1/5/17 (144A)	258,500
	250,000(d)	B/NR	Queen Street VII Re, Ltd., 8.62%, 4/8/16 (144A)	255,650
			Total Insurance	$ 2,314,450

MATERIALS - 0.3%
Diversified Metals & Mining - 0.3%
	1,050,000	CCC+/B3	Molycorp, Inc., 10.0%, 6/1/20	$ 1,034,250

			Total Materials	$ 1,034,250

TELECOMMUNICATION SERVICES - 0.0%†
Integrated Telecommunication Services - 0.0%†
	6,000	BB-/Ba2	Frontier Communications Corp., 8.25%, 5/1/14	$ 6,195

			Total Telecommunication Services	$ 6,195

TOTAL CORPORATE BONDS & NOTES
			(Cost $18,347,254)	$ 13,187,261

	Shares			Value

COMMON STOCKS - 4.3% of Net Assets

AUTOMOBILES & COMPONENTS - 3.4%
Auto Parts & Equipment - 3.4%
	197,208		Delphi Automotive Plc	$ 10,850,384

			Total Automobiles & Components	$ 10,850,384

MEDIA - 0.7%
Broadcasting - 0.5%
	245(h)		New Young Broadcasting Holding Co., Inc.	$ 1,715,000

Publishing - 0.2%
EUR	266,510(h)		Solocal Group	$ 594,936

			Total Media	$ 2,309,936

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%†
Biotechnology - 0.0%†
	2,454(h)		Progenics Pharmaceuticals, Inc.	$ 13,644

			Total Pharmaceuticals, Biotechnology & Life Sciences	$ 13,644

	Shares			Value
RETAILING - 0.0%†
Apparel Retail - 0.0%†
	569(h)		Johnny Appleseed's, Inc.,	$ –

			Total Retailing	$ –

TRANSPORTATION - 0.2%
Air Freight & Logistics - 0.2%
–	710(h)		CEVA Holdings LLC	$ 551,011

Airlines - 0.0%†
	960		Delta Air Lines, Inc.	$ 18,941

			Total Transportation	$ 569,952

UTILITIES - 0.0%†
Independent Power Producers & Energy Traders - 0.0%†
	775		NRG Energy, Inc.	$ 20,344

			Total Utilities	$ 20,344

TOTAL COMMON STOCKS
			(Cost $6,165,877)	$ 13,764,260

LIQUIDATING TRUSTS - 0.0%† of Net Assets

CONSUMER SERVICES - 0.0%†
Hotels, Resorts & Cruise Lines - 0.0%†
	3,377,886(a)(h)(i)		Yellowstone Mountain Club LLC, Liquidating Trust	$ –

			Total Consumer Services	$ –

ENERGY - 0.0%†
Oil & Gas Exploration & Production - 0.0%†
	4,995,000(a)(h)(i)		Crusader Energy Group, Inc., Liquidating Trust	$ –

			Total Energy	$ –

TOTAL LIQUIDATING TRUSTS
			(Cost $0)	$ –

RIGHT/WARRANT - 1.4% of Net Assets

MEDIA - 1.4%
Broadcasting - 1.4%
	665(h)		New Young Broadcasting Holding Co., Inc., Expires 12/24/24	$ 4,655,000

			Total Media	$ 4,655,000

TOTAL RIGHT/WARRANT
			(Cost $1,307,997)	$ 4,655,000

	Principal Amount			Value
TEMPORARY CASH INVESTMENTS - 4.6% - of Net Assets
REPURCHASE AGREEMENT: 4.6%
	$14,755,000		Bank of Nova Scotia, 0.06%, dated 8/30/13, repurchase price of $14,755,000 plus accrued interest on 9/3/13 collateralized by $15,100,000 Federal National Mortgage Association, 3.5%, 9/1/43.	$ 14,755,000

TOTAL TEMPORARY CASH INVESTMENTS
			(Cost $14,755,000)	$ 14,755,000
(continued)
TOTAL INVESTMENTS IN SECURITIES - 156.9%
			(Cost - $507,825,982) (j)	$ 504,382,374
			OTHER ASSETS AND LIABILITIES -(0.1)%	$ (380,226)
			PREFERRED SHARES AT REDEMPTION VALUE, INCLUDING DIVIDENDS PAYABLE - (56.8)%	$ (182,477,848)
			NET ASSETS APPLICABLE TO COMMON SHAREOWNERS -100.0%	$ 321,524,300

NR	Security not rated by S&P or Moody's.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At August 31, 2013, the value of these securities amounted to $13,069,579, or 4.1% of total net assets applicable to common shareowners.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The interest rate shown is the rate accruing at August 31, 2013.

(a)	Security is valued using fair value methods (other than pricing supplied by an independent pricing service).
(b)	Security is in default and is non income producing.
(c)
Indicates a security that has been deemed as illiquid.  As of August 31, 2013 the aggregate cost of illiquid securities in the Trust's portfolio was $19,579,399.  As of that date, the aggregate value of illiquid securities in the Trust's portfolio of $9,537,556 represented 3.0% of total net assets applicable to common shareowners.

(d)	Floating rate note. The rate shown is the coupon rate at August 31, 2013.
(e)	The company and agent bank are in the process of negotiating forbearance.
(f)	Payment in Kind (PIK) security which may pay interest in the form of additional principal amount.
(g)	Security represents a claim which is subject to bankruptcy court findings which may result in an exchange of money, assets or equity.
(h)	Non-income producing.
(i)	Security represents a liquidating trust which is a vehicle which through future settlements of bankruptcy claims are dispersed to creditors.

(j)	At August 31, 2013, the net unrealized appreciation on investments based on cost for federal tax purposes of $507,526,920 was as follows:

	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$ 17,989,409
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(21,133,955)

	Net unrealized depreciation	$ (3,144,546)

For financial reporting purposes net unrealized depreciation on investments was $3,443,608 and cost of investments aggregated $507,825,982.

Principal amounts are denominated in U.S. dollars unless otherwise noted.

EUR	-	Euro
GBP	-	Great British Pound

As of August 31, 2013, the Trust had no unfunded loan commitments.  In addition, the Trust has no bridge loan commitments as of August 31, 2013.

Pioneer Floating Rate Trust | NQ| 8/31/13

Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds credit risks, etc.)
Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans are categorized as Level 2, and securities valued using fair value methods (other than prices supplied by independent pricing services) as level 3.

The following is a summary of the inputs used as of August 31, 2013, in valuing the Trust's investments.

	Level 1	Level 2		Level 3		Total

Asset Backed Security	$–	$171,698		$–		$171,698

Collateralized Loan Obligations

Diversified Banks	–	–		2,704,701		2,704,701
Thrifts & Mortgage Finance	–	–		5,368,230		5,368,230

Senior Secured Floating Rate Loan Interests	–	449,776,224		–		449,776,224

Claims

Airlines	–	–		–	*	–	*

Corporate Bonds & Notes

Health Care Supplies	–	–		1,109,625		1,109,625
All Other	–	12,077,636		–		12,077,636

Common Stocks

Air Freight & Logistics	–	551,011		–		551,011
Broadcasting	–	1,715,000		–		1,715,000
Apparel Retail	–	–	*	–		–	*
All Other	11,498,249	–		–		11,498,249

Liquidating Trusts

Oil & Gas Exploration & Production	–	–		–	*	–	*
Hotels, Resorts & Cruise Lines	–	–		–	*	–	*

Right/Warrant

Broadcasting	–	4,655,000		–		4,655,000

Temporary Cash Investments
Repurchase Agreement	–	14,755,000		–		14,755,000
Total Investments in Securities	$11,498,249	$483,701,569		$9,182,556		$504,382,374
Other Financial Instruments
Forward Foreign Currency Contracts	$–	$6,784		$–		$6,784
Total Other Financial Instruments	$–	$6,784		$–		$6,784

* Security is valued at $0. During the period ended August 31, 2013, there were no transfers between Levels 1, 2 and 3.

Pioneer Floating Rate Trust | NQ| 8/31/13

The following is a reconciliation of assets valued using significant unobservable inputs (level 3):
	Balance as of 11/30/12	Realized gain (loss)	Change in Unrealized appreciation (depreciation)	Purchases	Sales	Accrued discounts/ premiums	Transfers in to Level 3*	Transfers out of Level 3*	Balance as of 8/31/13

Collateralized Loan Obligations
Diversified Banks	$2,375,695	$–	$221,629	$–	$–	$107,377	$–	$-	$2,704,701
Thrifts & Mortgage Finance	4,984,230	–	204,888	–	–	179,112	–	-	5,368,230

Corporate Bonds & Notes
Health Care Supplies	5,707,340	6,119	(3,392,345)	–	(1,218,188)	6,699	–	–	1,109,625

Total	$13,067,265	$6,119	$(2,965,828)	$–	$(1,218,188)	$293,188	$-	$-	$9,182,556

* Transfers are calculated on the end of period value
Net change in unrealized appreciation of Level 3 investments still held and considered Level 3 at 08/31/13: $(3,744,983)

The following table presents additional information about valuation techniques and inputs used for investments that were measured at fair value and categorized as Level 3 at August 31, 2013:

	Fair Value 8/31/13	Valuation Technique(s)	Unobservable Input	Value/Range (Weighted Average)
Collateralized Loan Obligations	$8,072,931	Third Party Vendor	Broker Quote	$72.97 - $96.84 per bond
Corporate Bonds & Notes	$1,109,625	Liquidation Valuation	Broker Quote	$16.00 per bond
Liquidating Trusts(1)	-	Discounted Cash Flow	Residual Value	0
Claims (2)	-	Discounted Cash Flow	Residual Vale	0

(1) The significant unobservable input used in the fair value measurement of liquidating trusts is the projected cash flow.  Significant increases (decreases)
      In this input would result in a significantly higher (lower) fair value measurement

(2) The significant unobservable input used in the fair value measurement of claims is the projected cash flow. Significant increases (decreases) in this input would result in a significantly higher (lower) fair value measurement.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Floating Rate Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 30, 2013

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer and Chief Financial and Accounting Officer

Date September 30, 2013

* Print the name and title of each signing officer under his or her signature.